SCHEDULE OF OTHER LEASE INFORMATION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Operating Leases
Operating cash flows used in operating leases	$ 44,872	$ 64,359	$ 14,231
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 123,162	$ 56,747	$ 77,653
Weighted Average Remaining Lease Term, Operating leases	2 years 10 months 24 days	1 year 1 month 6 days	2 years
Weighted Average Discount Rate, Operating leases	3.375%		2.875%